Credit Risk - Disclosure of Borrower Profile (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Internal remortgages	£ 32,200	£ 31,200
Advances and flexible mortgage drawdowns	800	700
First-Time Buyers Gross Lending	3,300	3,000
Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 165,213	£ 172,859
Percentage of residential mortgage loans	100.00%	100.00%
New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 14,918	£ 12,164
Percentage of residential mortgage loans	100.00%	100.00%
Home movers | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 69,354	£ 71,931
Percentage of residential mortgage loans	42.00%	42.00%
Home movers | New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 6,736	£ 5,009
Percentage of residential mortgage loans	45.00%	41.00%
Remortgagers | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 45,226	£ 48,475
Percentage of residential mortgage loans	27.00%	28.00%
Remortgagers | New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 4,353	£ 3,901
Percentage of residential mortgage loans	29.00%	32.00%
First-time buyers | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 35,702	£ 36,868
Percentage of residential mortgage loans	22.00%	21.00%
First-time buyers | New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,262	£ 3,015
Percentage of residential mortgage loans	22.00%	25.00%
Buy-to-let | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 14,931	£ 15,585
Percentage of residential mortgage loans	9.00%	9.00%
Buy-to-let | New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 567	£ 239
Percentage of residential mortgage loans	4.00%	2.00%